                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12/31/11

Check here if Amendment: |_|; Amendment Number:

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Glazer Capital, LLC

Address:623 Fifth Ave, Suite 2502,
   	New York, NY 10022



Form 13F File Number: 028-11674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Glazer
Title: President, CEO Glazer Capital, LLC
Phone: (212) 808-7394


Signature, Place, and Date of Signing:

Paul J Glazer			New York, NY		     14 February 2012
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 77,828,410
Form 13F Information Table Value Total: $ 342,363,147



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

12/31/2011                                          	1


USD


ITEM1				ITEM 2		ITEM 3	  	ITEM 4  	 ITEM 5  	ITEM 6		SHARED
NAME OF ISSUER			TITLE  		CUSIP 		FAIR MKT   	SHRS OR  	SOLE	SHARED	OTHER
				CLASS		NUMBER		VALUE		PRIN AMOUNT  	(A)	(B)	(C)

99 CENTS STORES ORD		COM		65440K 10 6	 7,242,073 	 329,935 	 X
AUSTRALIA ACQUISITION CORP	SHS		G06368 10 7	 969,620 	 96,962 	 X
BLUE COAT SYSTEMS INC		CALL		09534T 90 8	 18,400 	 23 		 X
BLUE COAT SYSTEMS INC		COM NEW		09534T 50 8	 23,198,235 	 911,522 	 X
COGDELL SPENCER INC		COM		19238U 10 7	 155,125 	 36,500 	 X
COMPLETE PRODUCTION SERVICES	COM		20453E 10 9	 823,428 	 24,536 	 X
CONSTELLATION ENERGY GROUP I	COM		210371 10 0	 25,048,035 	 631,410 	 X
DELPHI FINL GROUP INC		CALL		247131 90 5	 46,000 	 100 		 X
DEMANDTEC INC			COM NEW		24802R 50 6	 3,420,473 	 259,717 	 X
GLOBAL INDS LTD			DBCV 2.75% 8/0	379336 AE 0	 44,194,688	 44,250,000	 X
GOODRICH CORP			COM		382388 10 6	 35,266,870 	 285,100 	 X
HEALTHSPRING INC		COM		42224N 10 1	 10,692,949 	 196,057 	 X
LOOPNET INC			COM		543524 30 0	 182,800 	 10,000 	 X
MEDCO HEALTH SOLUTIONS INC	COM		58405U 10 2	 28,544,720 	 510,639 	 X
MOTOROLA MOBILITY HLDINGS INC	COM NEW		620076 30 7	 21,748,952 	 560,540 	 X
NETLOGIC MICROSYSTEMS INC	COM		64118B 10 0	 11,729,353 	 236,622 	 X
PHARMASSET INC			COM		71715N 10 6	 23,509,957 	 183,385 	 X
PHARMASSET INC			CALL		71715N 90 6	 187,500 	 300 		 X
PHARMASSET INC			CALL		71715N 90 6	 37,500 	 200 		 X
PHARMASSET INC			CALL		71715N 90 6	 28,125 	 150 		 X
PROMOTORA DE INFORMATIONES S	ADR CL B CONV	74343G 30 3	 1,663,624 	 343,724 	 X
RIGHTNOW TECHNOLOGIES INC	COM		76657R 10 6	 3,171,976 	 74,233 	 X
SANOFI				RT 12/31/2020	80105N 11 3	 36,000		 30,000		 X
SONOSITE INC			COM		83568G 10 4	 8,896,649 	 165,181 	 X
SOUTHERN UN CO NEW		COM		844030 10 6	 15,508,987 	 368,297 	 X
SUCCESSFACTORS INC		COM		864596 10 1	 25,988,263 	 651,825 	 X
SUCCESSFACTORS INC		CALL		864596 90 1	 295,500 	 300 		 X
SUNPOWER CORP			DBCV 1.25% 2/1	867652 AA 7	 26,713,884	 26,865,000	 X
TEKELEC				COM		879101 10 3	 125,695 	 11,500 	 X
TEMPLE INLAND INC		COM		879868 10 7	 21,298,307 	 671,659 	 X
UNITED RENTALS INC		COM		911363 10 9	 682,398 	 23,093 	 X
WINN DIXIE STORES INC		COM NEW		974280 30 7	 937,062 	 99,900 	 X




			 				       $ 342,363,147	 77,828,410